Risk Lose Money [Member] Investment Strategy - iShares MSCI Global Gold Miners ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI ACWI Select Gold Miners Investable Market Index (IMI) (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to target a minimum of 30 companies in developed and emerging markets that are involved in the business of gold mining. MSCI begins with the MSCI ACWI Investable Market Index (IMI), and then selects securities of companies that are primarily focused on the extraction and production of gold, and state as a general policy that they do not hedge their exposure to gold prices as long as no indication of hedging activities is found in their annual reports or such hedging activities are identified but represent less than 10% of the business.  If the number of constituents from the selection universe is less than 30, MSCI will include additional securities from the selection universe according to a criteria based on a company's hedging activities.  If after that application there remains less than 30 constituents, MSCI will select securities outside of the selection universe from the MSCI ACWI Investable Market Index (IMI) in the following order: (i) companies in the gold sector that do not generate revenues from gold but are involved in gold exploration, (ii) companies in the precious metals and minerals sectors that do not generate revenues from gold but are involved in gold exploration and (iii) certain gold companies of the MSCI World Micro Cap Index. The price of the equity securities of these companies and the price of gold may not always be closely correlated. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology that limits all issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the Underlying Index weight.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the materials industry or sector. The components of the Underlying Index are likely to change over time. As of August 31, 2025, the Underlying Index consisted of securities of companies in the following nine countries or regions: Australia, Canada, China, Indonesia, Peru, South Africa, Turkey, the United Kingdom (the “U.K.”) and the U.S. The Fund, under normal market conditions, will invest at least 40% of its assets in issuers organized or located outside the U.S. or doing business outside the U.S.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.